POST-EMPLOYMENT BENEFITS - Conciliation of the present value of the defined benefit obligations (Details) - Other post-employment benefit obligations - Present value of the defined benefit obligations - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Post-Employments
Value of actuarial obligations at the beginning of the year	R$ 225,471	R$ 196,181
Current service cost	5,214	3,679
Interest on actuarial obligation	14,467	9,651
Benefits paid in the year	(22,085)	(46,586)
Derecognition of benefit	(26,005)	(29,248)
Effect related to migration of plans	52,662
Loss on actuarial obligations arising from remeasurement	(4,267)	91,794
Actuarial losses arising from changes in demographic assumptions	146,397	80,593
Actuarial losses arising from changes in financial assumptions	(111,260)	743
Actuarial losses resulting from experience adjustments	(39,404)	10,458
Present value of actuarial obligations at the end of the year	R$ 245,457	R$ 225,471